Intangible assets, net (Schedule of Estimated Future Amortization Expense of Intangible Assets) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
For the year ended December 31, 2017
2018	¥ 222,095,000
2019	219,012,000
2020	174,351,000
2021	171,977,000
2022	171,977,000
Thereafter	350,154,000
Total	1,309,566,000
Amortization expense	¥ 224,400	¥ 231,100	¥ 117,600